Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables Past Due But Not Impaired [Member] - Trade Receivables [Member] - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 947,851	$ 748,045
Less Than Three Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	551,817	452,556
Between Three and Six Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	95,451	133,316
Between Six and Twelve Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	87,226	68,973
More Than Twelve Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 213,357	$ 93,200